UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-9012

Smith Barney Institutional Cash Management Fund, Inc.

(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY	10004

(Address of principal executive offices)	(Zip code)

Robert I. Frenkel, Esq.

Smith Barney Fund Management LLC

300 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 451-2010

Date of fiscal year end: May 31

Date of reporting period: November 30, 2004

ITEM 1.     REPORT TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

SMITH BARNEY

INSTITUTIONAL CASH

MANAGEMENT FUND, INC.

CLASSIC SERIES   |   SEMI-ANNUAL REPORT   |   NOVEMBER 30, 2004

NOT  FDIC  INSURED  •  NOT  BANK  GUARANTEED  •  MAY  LOSE  VALUE

WHAT’S  INSIDE

LETTER FROM THE CHAIRMAN

R. JAY GERKEN, CFA

Chairman, President and Chief Executive Officer

Dear Shareholder,

Despite sharply rising oil prices, threats of terrorism, geopolitical concerns and uncertainties surrounding the Presidential election, the U.S. economy continued to expand during the fund’s reporting period. Following a robust 4.5% gain in the first quarter of 2004, gross domestic product (“GDP”)i growth was 3.3% in the second quarter of the year. This decline was largely attributed to higher energy prices. However, estimated third quarter 2004 GDP rose a solid 3.9%.

One area of the economy that produced somewhat mixed results during the period was the new job market. After nearly one million new jobs were created from March through May 2004, the new job market took a step backwards over the following four months. According to the U.S. Labor Department, an average of approximately 100,000 new jobs were created from June to September 2004. The job market then appeared to improve in October, as 303,000 new jobs were created. However, estimated U.S. payrolls only rose 112,000 in November, less than the 125,000 monthly increase needed to keep pace with new entrants into the work force.ii

The Federal Reserve Board (“Fed”)iii raised its target for the federal funds rateiv by 0.25% to 1.25% at the end of June 2004 as a countermeasure to the resilient strength of the economy. This was the first rate increase in four years. The Fed again raised its target for the short-term rate in 0.25% increments in August, September and November, to 2.00%. Coinciding with the November rate hike, the Fed stated: “Output appears to be growing at a moderate pace despite the rise in energy prices, and labor market conditions have improved. Inflation and longer-term inflation expectations remain well contained.”v The market interpreted this statement to mean that the Fed would continue to raise rates in the future and, in fact, the Fed raised its target rate once again by 0.25% at its December meeting, after the close of the portfolios’ reporting period.

Higher rates may result in increased levels of income from fixed-income securities. However, rising rates would also lead to declining prices on outstanding fixed-income securities, as bond prices generally move in the opposite direction of interest rates.

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Performance Review

As of November 30, 2004, the seven-day current yield for the Cash Portfolio was 1.86% and its seven-day effective yield, which reflects compounding, was 1.87%.1 The seven-day current yield for the Government Portfolio was 1.82% and its seven-day effective yield, which reflects compounding, was 1.84%.1 The seven-day current yield for the Municipal Portfolio was 1.45% and its seven-day effective yield, which reflects compounding, was 1.46%.1

The yields quoted above each include a voluntary waiver of the management fee. This waiver may be reduced or terminated at any time. If the full management fee had been included, the seven-day current yield for Cash Portfolio would have been 1.78% and the seven-day effective yield would have been 1.80%. If the full management fee had been included, the seven-day current yield for Government Portfolio would have been 1.73% and the seven-day effective yield would have been 1.75%. If the full management fee had been included, the seven-day current yield for Municipal Portfolio would have been 1.38% and the seven-day effective yield would have been 1.39%.

Past performance is no guarantee of future results. The yields of the portfolios will vary and performance of other share classes may differ. In addition, your investment is neither insured nor guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. Although each portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the portfolios.

Certain investors may be subject to the federal Alterative Minimum Tax (“AMT”), and state and local taxes may apply. Capital gains, if any, are fully taxable.

[1]	The seven-day effective yield is calculated similarly to the seven-day current yield but, when annualized, the income earned by an investment in the portfolio is assumed to be reinvested. The effective yield typically will be slightly higher than the current yield because of the compounding effect of the assumed reinvestment.

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PORTFOLIO YIELDS

AS OF NOVEMBER 30, 2004

(unaudited)

	Seven-Day Current Yield	Seven-Day Effective Yield

Cash Portfolio	1.86%	1.87%

Government Portfolio	1.82%	1.84%

Municipal Portfolio	1.45%	1.46%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value and investment returns will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost.

All yields include a voluntary waiver of the management fee. This waiver may be reduced or terminated at any time. If the full management fee had been included, the seven-day current and effective yields for the Cash Portfolio would have been 1.78% and 1.80%, respectively. If the full management fee had been included, the seven-day current and effective yields for the Government Portfolio would have been 1.73% and 1.75%, respectively. If the full management fee had been included, the seven-day current and effective yields for the Municipal Portfolio would have been 1.38% and 1.39%, respectively.

Information About Your Fund

As you may be aware, several issues in the mutual fund industry have recently come under the scrutiny of federal and state regulators. The fund’s Adviser and some of its affiliates have received requests for information from various government regulators regarding market timing, late trading, fees, and other mutual fund issues in connection with various investigations. The regulators appear to be examining, among other things, the fund’s response to market timing and shareholder exchange activity, including compliance with prospectus disclosure related to these subjects. The fund has been informed that the Adviser and its affiliates are responding to those information requests, but are not in a position to predict the outcome of these requests and investigations.

As previously disclosed by Citigroup, the Staff of the Securities and Exchange Commission (“SEC”) has notified Citigroup Asset Management (“CAM”) and Citicorp Trust Bank (“CTB”), an affiliate of CAM, that the Staff is considering recommending a civil injunctive action and/or an administrative proceeding against CAM, CTB, the former CEO of CAM, two former employees and a current employee of CAM, relating to the creation, operation and fees of an internal transfer agent unit that serves various CAM-managed funds. Citigroup is cooperating with the SEC and will seek to resolve this matter in discussion with the SEC Staff. Although there can be no assurance, Citigroup does not believe

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that this matter will have a material adverse effect on the funds. For further information, please see the “Additional Information” note in the Notes to the Financial Statements included in this report.

As always, thank you for your confidence in our stewardship of your assets. We look forward to helping you continue to meet your financial goals.

Sincerely,

R. Jay Gerken, CFA

Chairman, President and Chief Executive Officer

January 20, 2005

The information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole.

RISKS: An investment in a money market portfolio is neither insured nor guaranteed by the FDIC or any other government agency. Although each portfolio seeks to preserve the value of your investment at one dollar per share, it is still possible to lose money by investing in a portfolio.

[i]	Gross domestic product is a market value of goods and services produced by labor and property in a given country.
ii	Source: U.S. Department of Labor, December 3, 2004.
iii	The Fed is responsible for the formulation of a policy designed to promote economic growth, full employment, stable prices, and a sustainable pattern of international trade and payments.
iv	The federal funds rate is the interest rate that banks with excess reserves at a Federal Reserve district bank charge other banks that need overnight loans.
[v]	Source: The Federal Reserve Board, November 10, 2004.

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Cash Portfolio Fund at a Glance (unaudited)

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Government Portfolio Fund at a Glance (unaudited)

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Municipal Portfolio Fund at a Glance (unaudited)

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Fund Expenses (unaudited)

Example

As a shareholder of the Funds, you may incur two types of costs: (1) transaction costs, including front-end and back-end sales charges (loads) on purchase payments, reinvested dividends, or other distributions; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on June 1, 2004 and held for the six months ended November 30, 2004.

Actual Expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Based on Actual Total Return(1)

	Actual Total Return(2)	Beginning Account Value	Ending Account Value	Annualized Expense Ratios	Expenses Paid During the Period(3)
Cash Portfolio	0.68%	$1,000.00	$1,006.80	0.22%	$1.11

Government Portfolio	0.65	1,000.00	1,006.50	0.22	1.11

Municipal Portfolio	0.57	1,000.00	1,005.70	0.22	1.11

(1)	For the six months ended November 30, 2004.
(2)	Assumes reinvestment of dividends and capital gains distributions, if any, at net asset value. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower.
(3)	Expenses (net of voluntary waiver) are equal to each Fund’s respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

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Fund Expenses (unaudited) (continued)

Hypothetical Example for Comparison Purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or back-end sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on Hypothetical Total Return(1)

	Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratios	Expenses Paid During the Period(2)
Cash Portfolio	5.00%	$1,000.00	$1,023.97	0.22%	$1.12

Government Portfolio	5.00	1,000.00	1,023.97	0.22	1.12

Municipal Portfolio	5.00	1,000.00	1,023.97	0.22	1.12

(1)	For the six months ended November 30, 2004.
(2)	Expenses (net of voluntary waiver) are equal to each Fund’s respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

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Schedules of Investments (unaudited)	November 30, 2004

CASH PORTFOLIO

FACE AMOUNT	SECURITY	ANNUALIZED YIELD	VALUE
COMMERCIAL PAPER — 54.0%
$80,000,000	Amstel Funding Corp. mature 2/15/05 to 3/17/05 (a)	2.02% to 2.26%	$79,563,056
15,000,000	Aquinas Funding LLC matures 4/13/05 (a)	2.27	14,875,313
55,000,000	Atlantis One Funding mature 12/13/04 to 2/15/05 (a)	1.76 to 1.88	54,867,617
59,590,000	Atomium Funding Corp. mature 1/5/05 to 2/4/05 (a)	2.04 to 2.26	59,406,292
91,000,000	Bank America NA matures 12/13/04	1.89	90,995,977
27,308,000	Beethoven Funding Corp. matures 12/17/04 (a)	2.12	27,282,270
30,799,000	Brahms Funding Corp. matures 12/20/04 (a)	2.15	30,764,052
96,975,000	Chesham Finance LLC mature 2/22/05 to 2/23/05 (a)	2.10 to 2.36	96,716,052
49,470,000	Cobbler Funding LLC matures 1/27/05 (a)	1.87	49,324,702
48,994,000	Concord Minuteman Capital Co. matures 1/19/05 (a)	2.26	48,843,956
50,438,000	Fenway Funding LLC mature 1/7/05 to 1/12/05 (a)	2.08 to 2.31	50,317,492
13,100,000	General Electric Capital Corp. matures 12/15/04	2.04	13,089,607
53,500,000	Georgetown Funding Co. mature 12/15/04 to 1/27/05 (a)	2.03 to 2.31	53,386,459
30,000,000	Giro Funding U.S. Corp. matures 1/18/05 (a)	2.03	29,919,200
100,000,000	Goldman Sachs Group Inc. matures 6/20/05	2.21	100,000,000
34,500,000	Grampian Funding LLC matures 12/22/04 (a)	1.80	34,464,178
19,300,000	Hannover Funding Co. LLC matures 1/27/05 (a)	2.26	19,231,244
63,489,000	Harwood Street Funding II mature 12/8/04 to 1/10/05 (a)	2.05 to 2.10	63,440,138
72,452,000	Ivory Funding Corp. mature 1/18/05 to 1/27/05 (a)	1.87 to 2.03	72,248,301
30,000,000	Landale Funding LLC matures 2/15/05 (a)	2.26	29,857,500
55,000,000	Main Street Warehouse Funding mature 12/8/04 to 12/22/04 (a)	2.12 to 2.20	54,955,667
27,236,000	Mica Funding LLC matures 2/22/05 (a)	2.36	27,088,434
50,000,000	Monument Gardens Funding LLC matures 12/15/04 (a)	2.10	49,959,167
95,759,000	Nieuw Amsterdam Receivables mature 12/8/04 to 2/10/05 (a)	1.87 to 2.06	95,638,547
40,000,000	Nyala Funding LLC matures 2/15/05 (a)	2.26	39,810,000
90,000,000	Park Granada LLC matures 2/7/05 (a)	2.26	89,617,500
10,000,000	Polonius Inc. matures 12/15/04 (a)	2.06	9,991,989
32,500,000	Saint Germain Holdings Ltd. matures 12/9/04 (a)	2.05	32,485,194
60,000,000	Sigma Finance Inc. mature 2/9/05 to 2/16/05 (a)	2.26	59,715,625
108,735,000	Solitaire Funding LLC mature 1/18/05 to 4/25/05 (a)	2.04 to 2.31	108,164,946
50,000,000	Stanfield Victoria Funding LLC matures 8/5/05 (a)	2.03	49,996,583
28,742,000	Three Pillars Funding Corp. matures 12/1/04 (a)	2.07	28,742,000
45,249,000	Thunder Bay Funding Inc. matures 1/18/05 (a)	2.03	45,127,129
26,594,000	Whistlejacket Capital Ltd. matures 2/15/05 (a)	2.28	26,466,556
20,193,000	White Pine Finance LLC matures 2/15/05 (a)	1.92	20,112,004

	TOTAL COMMERCIAL PAPER (Cost — $1,756,464,747)		1,756,464,747

See Notes to Financial Statements.

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Schedules of Investments (unaudited) (continued)	November 30, 2004

CASH PORTFOLIO

FACE AMOUNT	SECURITY	ANNUALIZED YIELD	VALUE
CORPORATE NOTES — 14.3%
$50,000,000	Blue Heron Funding Ltd. matures 5/27/05 (a)	2.22%	$50,000,000
25,000,000	Harrier Finance Funding LLC matures 10/17/05 (a)	2.08	24,992,343
50,000,000	Links Finance LLC matures 8/15/05 (a)	2.15	50,024,841
100,910,000	Merrill Lynch & Co. mature 1/21/05 to 4/28/05	2.18 to 2.34	100,979,342
25,000,000	Premier Asset Collateralized Entity LLC matures 12/15/04 (a)	2.08	24,999,813
45,000,000	Sigma Finance Inc. matures 2/25/05 (a)	2.12	45,010,588
30,000,000	Stanfield Victoria LLC matures 3/15/05 (a)	2.07	29,997,863
50,000,000	Whistlejacket Capital Ltd. matures 5/13/05 (a)	2.08	49,994,358
90,000,000	White Pine Finance LLC mature 3/10/05 to 4/22/05 (a)	2.06 to 2.10	89,992,797

	TOTAL CORPORATE NOTES (Cost — $465,991,945)		465,991,945

CERTIFICATES OF DEPOSIT — 20.0%
50,000,000	ABN AMRO Bank NV Chicago matures 12/17/04	2.06	49,996,394
25,000,000	Aust & NZ Banking Group NY matures 12/14/04	1.71	25,000,000
50,000,000	BNP Paribas NY Branch matures 2/18/05	2.25	50,000,000
55,000,000	Calyon NY mature 12/30/04 to 2/17/05	1.80 to 2.27	54,997,570
90,000,000	CS First Boston Inc. NY mature 12/7/04 to 9/20/05	1.79 to 2.04	89,998,294
50,000,000	Depfa Bank PLC NY matures 2/8/05	2.29	49,992,197
50,000,000	HBOS Treasury Service NY matures 2/16/05	1.85	50,000,000
38,900,000	KBC Bank NV NY matures 12/30/04	1.78	38,900,621
30,000,000	LandesBank Hessen-Thurin matures 2/2/05	2.24	29,954,780
25,000,000	Lloyds TSB Bank PLC NY matures 12/14/04	1.71	25,000,000
30,000,000	Rabobank Nederland NV NY matures 3/16/05	2.00	29,999,134
50,000,000	Svenska Handelsbanken NY matures 12/31/04	1.95	49,971,651
55,000,000	Toronto Dominion Bank NY mature 12/28/04 to 1/26/05	1.68 to 2.26	54,989,434
50,000,000	Unicredito Italiano S.p.A. NY matures 2/24/05	2.00	50,000,000

	TOTAL CERTIFICATES OF DEPOSIT (Cost — $648,800,075)		648,800,075

FOREIGN CERTIFICATES OF DEPOSIT — 6.0%
25,000,000	Calyon matures 12/31/04	2.00	24,983,060
50,000,000	Deutsche Bank NY matures 12/30/04	1.95	50,000,371
25,000,000	LandesBank Hessen-Thurin matures 12/31/04	1.15	25,001,216
20,000,000	Lloyds TSB Bank PLC NY matures 12/31/04	1.78	19,991,436
50,000,000	Societe Generale matures 3/11/05	2.00	49,999,847
25,000,000	Unicredito Italiano S.p.A. matures 2/10/05	2.23	24,999,496

	TOTAL FOREIGN CERTIFICATES OF DEPOSIT (Cost — $194,975,426)		194,975,426

See Notes to Financial Statements.

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Schedules of Investments (unaudited) (continued)	November 30, 2004

CASH PORTFOLIO

FACE AMOUNT	SECURITY	ANNUALIZED YIELD	VALUE
MEDIUM-TERM NOTES — 1.4%
$45,000,000	Morgan Stanley matures 7/1/05 (Cost — $45,000,000)	2.26%	$45,000,000

U.S. GOVERNMENT OBLIGATIONS AND AGENCIES — 3.2%
33,573,000	Federal Home Loan Mortgage Discount Notes mature 12/28/04 to 12/30/04	1.55 to 1.76	33,530,637
70,000,000	Federal National Mortgage Association matures 12/13/04	1.79	69,999,774

	TOTAL U.S. GOVERNMENT OBLIGATIONS AND AGENCIES (Cost — $103,530,411)		103,530,411

REPURCHASE AGREEMENT — 1.0%
33,998,000	Bank of America dated 11/30/04, 2.070% due 12/1/04; Proceeds at maturity — $33,999,955; (Fully collateralized by various U.S. Government Agency Obligations, 0.000% due 1/21/05 to 7/15/16; Market value — $34,678,637) (Cost — $33,998,000)		33,998,000

	TOTAL INVESTMENTS — 99.9% (Cost — $3,248,760,604*)		3,248,760,604
	Other Assets in Excess of Liabilities — 0.1%		4,114,042

	TOTAL NET ASSETS — 100.0%		$3,252,874,646

(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to the guidelines approved by the Board of Directors.
*	Aggregate cost for federal income tax purposes is substantially the same.

See pages 26 and 27 for definitions of ratings and certain abbreviations.

See Notes to Financial Statements.

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Schedules of Investments (unaudited) (continued)	November 30, 2004

GOVERNMENT PORTFOLIO

FACE AMOUNT	SECURITY	ANNUALIZED YIELD	VALUE
U.S. GOVERNMENT OBLIGATIONS AND AGENCIES — 94.0%
$ 75,000,000	Federal Farm Credit Bank mature 3/3/05 to 8/12/05	2.00% to 2.03%	$74,994,261
5,000,000	Federal Home Loan Bank matures 3/1/05	1.60	5,000,000
144,743,000	Federal Home Loan Bank Discount Notes mature 12/17/04 to 2/18/05	2.03 to 2.22	144,309,737
127,215,000	Federal Home Loan Mortgage Corp. Discount Notes mature 12/7/04 to 2/15/05	1.55 to 2.21	126,963,720
92,500,000	Federal National Mortgage Association mature 1/3/05 to 9/15/05	1.71 to 2.10	92,484,822
47,667,000	Federal National Mortgage Association Discount Notes mature 12/10/04 to 12/20/04	1.21 to 2.06	47,629,974

	TOTAL U.S. GOVERNMENT OBLIGATIONS AND AGENCIES (Cost — $491,382,514)		491,382,514

REPURCHASE AGREEMENT — 5.9%
30,867,000	Bank of America dated 11/30/04, 2.070% due 12/1/04; Proceeds at maturity — $30,868,775; (Fully collateralized by Fannie Mae Discount Note, 0.000% due 9/16/05; Market value — $31,484,345) (Cost — $30,867,000)		30,867,000

	TOTAL INVESTMENTS — 99.9% (Cost — $522,249,514*)		522,249,514
	Other Assets in Excess of Liabilities — 0.1%		304,594

	TOTAL NET ASSETS — 100.0%		$522,554,108

*	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Financial Statements.

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Schedules of Investments (unaudited) (continued)	November 30, 2004

MUNICIPAL PORTFOLIO

FACE AMOUNT	RATING(a)	SECURITY	VALUE

Alabama — 3.3%
		Jefferson County AL Sewer Revenue:
$10,000,000	A-1+	Series B-2 XLCA-Insured 1.70% VRDO	$10,000,000
25,000,000	A-1+	Series B-3 XLCA-Insured 1.67% VRDO	25,000,000
34,500,000	A-1+	Series C-2 XLCA-Insured 1.69% VRDO	34,500,000

			69,500,000

Alaska — 0.3%
7,150,000	A-1+	Valdez Alaska Pipelines Project Series B 1.68% VRDO	7,150,000

Arizona — 1.5%
8,000,000	A-1	Apache County AZ Tucson Electric Power Industrial Development Revenue 1.72% VRDO	8,000,000
		Phoenix AZ Civic Improvement Wastewater Revenue:
10,000,000	A-1+	1.68% due 1/13/05 TECP	10,000,000
4,000,000	A-1+	1.40% due 4/7/05 TECP	4,000,000
9,000,000	A-1+	Pima County AZ IDR Lease Purchase 1.83% VRDO	9,000,000

			31,000,000

Arkansas — 0.2%
3,250,000	A-1	Sheridan AR IDR Kohler Co. Project 1.73% VRDO	3,250,000

California — 1.5%
10,000,000	SP-1	California State Series A 3.00% due 6/30/05	10,072,230
6,000,000	A-1+	Los Angeles County Dept. Water & Power 1.90% due 4/7/05 TECP	6,000,000
15,700,000	A-1+	San Joaquin CA Transportation Authority 1.79% due 12/14/04 TECP	15,700,000

			31,772,230

Colorado — 4.0%
		Adams County CO Hospital Platte Valley Medical Center:
4,605,000	A-1	Project Series A 1.76% VRDO	4,605,000
8,980,000	A-1	Project Series B 1.76% VRDO	8,980,000
4,450,000	VMIG 1*	Arapahoe County CO Excelsior Youth Centers Inc. 1.73% VRDO	4,450,000
4,000,000	A-1+	Arvada CO Water FSA-Insured 1.85% VRDO	4,000,000
25,000,000	SP-1+	Colorado State General Funding Revenue 3.00% due 6/27/05	25,199,069
2,545,000	A-1+	Dove Valley Metropolitan District CO Arapahoe County GO 1.95% due 11/1/05	2,545,000
11,820,000	A-1+	E-470 Public Highway Authority Vehicle Registration Fee Revenue MBIA-Insured 1.67% VRDO	11,820,000
9,015,000	VMIG 1*	Fiddlers Business Improvement District CO Greenwood Village GO 1.75% VRDO	9,015,000
1,080,000	A-1+	La Plata County CO PCR Amoco Project 1.40% due 3/1/05	1,080,000

See Notes to Financial Statements.

14        Smith Barney Institutional Cash Management Fund, Inc.      |      2004 Semi-Annual Report

Schedules of Investments (unaudited) (continued)	November 30, 2004

MUNICIPAL PORTFOLIO

FACE AMOUNT	RATING(a)	SECURITY	VALUE
Colorado — 4.0% (continued)
		Regional Transportation District CO COP Series 2001 A:
$ 7,500,000	A-1+	1.35% due 2/2/05 TECP	$7,500,000
5,000,000	A-1+	1.85% due 2/2/05 TECP	5,000,000

			84,194,069

District of Columbia — 1.7%
		District of Columbia Revenue:
2,595,000	A-1+	American Psychological Association 1.74% VRDO	2,595,000
3,000,000	A-1	American Society Microbiology 1.68% VRDO	3,000,000
12,500,000	A-1	American University 1.67% VRDO	12,500,000
14,000,000	A-1+	Henry J Kaiser Foundation 1.70% VRDO	14,000,000
3,635,000	NR†	National Museum of Women Arts 1.78% VRDO	3,635,000

			35,730,000

Florida — 4.7%
14,075,000	A-1	Broward County FL School Board COP MSTC Series 9033 FSA-Insured PART 1.72% VRDO	14,075,000
9,990,000	A-1	Florida Board of Education MSTC Series 00-9007 FGIC-Insured PART 1.72% VRDO	9,990,000
		Florida Local Government Commission Pooled Program Series A TECP:
2,950,000	A-1	1.69% due 12/7/04	2,950,000
10,000,000	A-1	1.40% due 12/8/04	10,000,000
10,000,000	A-1	1.90% due 4/6/05	10,000,000
3,800,000	A-1+	Hillsborough County FL Educational Facilities Authority Southwest Florida College 1.73% VRDO	3,800,000
4,000,000	NR†	Hillsborough County FL IDA Tampa Met Area YMCA Project 1.74% VRDO	4,000,000
3,200,000	A-1+	Hillsborough County FL Port District IDR Petroleum Packers Project 1.76% VRDO	3,200,000
11,930,000	A-1	Hillsborough FL School District Sales Tax Revenue MSTC Series 9032 AMBAC-Insured PART 1.72% VRDO	11,930,000
5,000,000	A-1+	Jacksonville FL Series A TECP 1.80% due 1/20/05	5,000,000
5,710,000	Aa2*	Miami-Dade County FL Carrollton School Project 1.68% VRDO	5,710,000
3,745,000	NR†	Miami-Dade County FL IDA Gulliver School Project 1.74% VRDO	3,745,000
4,400,000	NR†	Orange County FL IDR Central YMCA Project Series A 1.74% VRDO	4,400,000
2,200,000	VMIG 1*	Pasco FL HFA MFH Carlton Arms Project 1.83% VRDO	2,200,000
5,500,000	A-1+	Pinellas FL IDR YMCA Suncoast Project 1.68% VRDO	5,500,000
60,000	Aa2*	Tallahassee-Leon County Civic Center Authority Series B 1.68% VRDO	60,000
3,400,000	VMIG 1*	Volusia County FL MFH Anatole Apartments 1.68% VRDO	3,400,000

			99,960,000

See Notes to Financial Statements.

15        Smith Barney Institutional Cash Management Fund, Inc.      |      2004 Semi-Annual Report

Schedules of Investments (unaudited) (continued)	November 30, 2004

MUNICIPAL PORTFOLIO

FACE AMOUNT	RATING(a)	SECURITY	VALUE
Georgia — 4.6%
$35,000,000	A-1+	Atlanta GA Airport Revenue Series C-1 MBIA-Insured 1.69% VRDO	$35,000,000
4,425,000	A-1+	Atlanta GA Water & Wastewater Revenue MBIA-Insured 1.72% VRDO	4,425,000
2,400,000	A-1	Bibb County GA Development Authority Tattnall Square Academy 1.73% VRDO	2,400,000
22,125,000	Aa1*	Clayton County GA Hospital Authority Revenue 1.68% VRDO	22,125,000
3,345,000	Aa2*	De Kalb County GA Development Authority St. Martins Episcopal School 1.73% VRDO	3,345,000
1,700,000	A-1	Fulton County GA Lenbrook Square Residential Care 1.72% VRDO	1,700,000
2,880,000	A-1	Macon-Bibb County GA IDR I-75 Business Parking and Airport Project 1.73% VRDO	2,880,000
1,180,000	A-1+	Metropolitan Atlanta Rapid Transportation Authority Sales Tax Revenue Series PA-528 MBIA-Insured PART 1.73% VRDO	1,180,000
4,000,000	NR†	Private Colleges & Universities Authority GA Emory University Series SG 146 PART 1.30% due 12/2/04	4,000,000
16,945,000	VMIG 1*	Richmond County GA Hospital Authority University Health Services Inc. Project 1.68% VRDO	16,945,000
4,310,000	VMIG 1*	Union County GA Development Authority Revenue Boy Scouts of America Atlanta Project 1.68% VRDO	4,310,000

			98,310,000

Illinois — 8.6%
		Chicago IL GO:
5,000,000	A-1+	Equipment Notes 1.15% due 2/3/05	5,000,000
8,900,000	A-1	MSTC Series 9012 FGIC-Insured PART 1.73% VRDO	8,900,000
44,900,000	A-1+	Chicago IL Tax Increment Senior Lien Tax Allocation Series A 1.75% VRDO	44,900,000
7,185,000	A-1+	Crestwood IL Tax Increment Revenue Cicero Redevelopment Project 1.72% VRDO	7,185,000
8,000,000	A-1	Du Page County IL Transportation Revenue MSTC Series 9010 FSA-Insured PART 1.73% VRDO	8,000,000
		Illinois DFA:
2,000,000	VMIG 1*	Mount Carmel High School Project 1.70% VRDO	2,000,000
21,500,000	VMIG 1*	Palos Community Hospital 1.69% VRDO	21,500,000
2,680,000	VMIG 1*	Kohl Childrens Museum 1.70% VRDO	2,680,000
		Illinois Health Facilities Authority:
1,900,000	A-1+	Carle Foundation Series B 1.67% VRDO	1,900,000
3,870,000	A-1	Franciscan Eldercare Service Series C 1.67% VRDO	3,870,000
		Pekin Memorial Hospital:
10,000,000	VMIG 1*	Series 97 1.76% VRDO	10,000,000
12,485,000	VMIG 1*	Series B 1.76% VRDO	12,485,000
4,700,000	VMIG 1*	Series C 1.76% VRDO	4,700,000
9,985,000	A-1	Illinois State GO Series 378 FGIC-Insured PART 1.35% due 4/21/05	9,985,000

See Notes to Financial Statements.

16        Smith Barney Institutional Cash Management Fund, Inc.      |      2004 Semi-Annual Report

Schedules of Investments (unaudited) (continued)	November 30, 2004

MUNICIPAL PORTFOLIO

FACE AMOUNT	RATING(a)	SECURITY	VALUE
Illinois — 8.6% (continued)
		Illinois State Toll Highway Authority FSA-Insured:
$ 4,400,000	A-1	MSTC 98-67 PART 1.72% VRDO	$4,400,000
1,500,000	VMIG 1*	Series B 1.68% VRDO	1,500,000
15,870,000	A-1	Metropolitan Pier & Exposition Authority IL State Tax Revenue MSTC Series 2024 FGIC-Insured PART 1.73% VRDO	15,870,000
4,400,000	A-1	Tinley Park IL MFH Revenue 3A-B 1.68% VRDO	4,400,000
		University of Illinois:
2,900,000	A-1+	Health Services Facilities System Series B 1.67% VRDO	2,900,000
10,145,000	A-1	MSTC Series 9031 AMBAC-Insured PART 1.73% VRDO	10,145,000

			182,320,000

Indiana — 0.9%
4,000,000	Aa2*	Crawfordsville IN IDR National Service Industries Inc. Project 1.73% VRDO	4,000,000
5,000,000	SP-1+	Indiana Bond Bank Advance Program Notes Series A 2.00% due 1/25/05	5,006,685
4,800,000	VMIG 1*	Indiana State Education Facility Authority Franklin College 1.72% VRDO	4,800,000
1,500,000	NR†	Logansport Indiana Economic Development Revenue 1.86% VRDO	1,500,000
4,700,000	A-1	Warren Township IN School Building Corp. MERLOT Series A52 FGIC-Insured PART 1.74% VRDO	4,700,000

			20,006,685

Iowa — 1.1%
		Iowa Finance Authority:
2,000,000	VMIG 1*	MFH Cedarwood Hills Project Series A 1.73% VRDO	2,000,000
6,000,000	A-1+	Small Business Development 1.68% VRDO	6,000,000
11,000,000	A-1+	Iowa Higher Education Authority MBIA-Insured 1.71% VRDO	11,000,000
4,125,000	NR†	Mason City IA IDR Supervalue Inc. Project 1.78% VRDO	4,125,000

			23,125,000

Kansas — 0.4%
7,500,000	A-1	Lenexa KS Health Care Facility Lakeview Village Inc. Series B 1.70% VRDO	7,500,000

Kentucky — 3.0%
590,000	Aa3*	Franklin County KY School District Finance Corp. 3.00% due 4/1/05	593,092
8,000,000	VMIG 1*	Fulton County KY United Healthcare Hospital Co. 1.72% VRDO	8,000,000
		Hancock County KY PCR Southwire Co. Project:
21,685,000	NR†	Series A 1.82% VRDO	21,685,000
1,000,000	NR†	Series B 1.82% VRDO	1,000,000
12,000,000	SP-1	Kentucky Association of Counties COP 3.00% due 6/30/05	12,090,011

See Notes to Financial Statements.

17        Smith Barney Institutional Cash Management Fund, Inc.      |      2004 Semi-Annual Report

Schedules of Investments (unaudited) (continued)	November 30, 2004

MUNICIPAL PORTFOLIO

FACE AMOUNT	RATING(a)	SECURITY	VALUE
Kentucky — 3.0% (continued)
$ 7,000,000	A-1	Kentucky State Property & Buildings Commission MSTC Series 9027 FSA-Insured PART 1.73% VRDO	$7,000,000
4,800,000	NR†	Lexington-Fayette Urban County KY 1.69% VRDO	4,800,000
9,405,000	A-1+	Williamsburg KY Education Building Revenue 1.67% VRDO	9,405,000

			64,573,103

Louisiana — 0.9%
15,000,000	A-1+	Louisiana Local Government Environment Facilities and Community Development BASF Corp. Project Series B 1.70% VRDO	15,000,000
5,000,000	Aa2*	Ouachita Parish LA IDR Sulzer Escher Wyss Project 1.75% VRDO	5,000,000

			20,000,000

Maine — 0.1%
2,100,000	A-1+	Maine State Housing Authority AMBAC-Insured 1.66% VRDO	2,100,000

Maryland — 4.0%
5,530,000	A-1	Baltimore County MD Oak Crest Series 99A 1.68% VRDO	5,530,000
10,161,000	A-1	Howard County MD MFH Series PT–1021 FNMA-Insured PART 1.72% VRDO	10,161,000
10,000,000	VMIG 1*	Maryland State CDA Department Housing and Community Development Series D 1.17% due 12/21/04	10,000,000
1,900,000	VMIG 1*	Maryland State Health and Higher Education Facilities Authority Medlantic/Helix Systems Series 829 FSA-Insured PART 1.71% VRDO	1,900,000
8,500,000	A-1+	Montgomery County MD GO Series 2002 1.18% due 12/1/04 TECP	8,500,000
		Montgomery County MD Howard Hughes Beach Medical Center:
15,000,000	A-1+	Series B 1.69% VRDO	15,000,000
20,600,000	A-1+	Series C 1.70% VRDO	20,600,000
6,000,000	VMIG 1*	Montgomery County MD Sandy Spring School 1.68% VRDO	6,000,000
6,700,000	VMIG 1*	Washington Suburban District 1.67% VRDO	6,700,000

			84,391,000

Massachusetts — 1.5%
8,490,000	VMIG 1*	Massachusetts State DFA Notre Dame Healthcare Center 1.75% VRDO	8,490,000
2,000,000	A-1	Massachusetts State DFA Revenue 1.90% due 3/2/05 TECP	2,000,000
21,000,000	A-1+	Massachusetts State Health & Education Bentley College 1.70% VRDO	21,000,000

			31,490,000

See Notes to Financial Statements.

18        Smith Barney Institutional Cash Management Fund, Inc.      |      2004 Semi-Annual Report

Schedules of Investments (unaudited) (continued)	November 30, 2004

MUNICIPAL PORTFOLIO

FACE AMOUNT	RATING(a)	SECURITY	VALUE
Michigan — 5.2%
$ 3,900,000	VMIG 1*	Detroit MI Downtown Development Authority Millender Center Project 1.85% VRDO	$3,900,000
5,000,000	VMIG 1*	Detroit MI Sewer MERLOT Series I FGIC-Insured PART 1.74% VRDO	5,000,000
40,000,000	VMIG 1*	Detroit MI Water Supply System Revenue MBIA-Insured 1.67% VRDO	40,000,000
		Michigan State Building Authority:
25,000,000	A-1	Series 3 1.75% due 12/7/04 TECP	25,000,000
9,995,000	VMIG 1*	Series 516 PART 1.71% VRDO	9,995,000
		Michigan State GO Series B TECP:
5,000,000	A-1+	1.10% due 12/1/04	5,000,000
14,750,000	A-1+	1.25% due 12/1/04	14,750,000
7,000,000	VMIG 1*	Saline MI EDA Association Spring Project Series 88 1.74% VRDO	7,000,000

			110,645,000

Minnesota — 0.1%
2,900,000	A-1+	Minneapolis MN Seed Academy Harvest Prep School 1.83% VRDO	2,900,000

Mississippi — 0.3%
5,350,000	NR†	Newton MS IDR La-Z-Boy Chair Co. Project 1.73% VRDO	5,350,000

Missouri — 1.5%
6,500,000	A-1	Boone County MO IDA Retirement Center Terrace Apartments Project 1.71% VRDO	6,500,000
3,575,000	VMIG 1*	Missouri State Health & Education Facility Bethesda Health Group 1.72% VRDO	3,575,000
		Missouri State Health & Education Facility School District Funding Program Notes:
1,000,000	SP-1+	Cape Girarde 3.00% due 11/14/05	1,011,199
3,000,000	SP-1+	Fort Zumwalt 3.00% due 11/14/05	3,033,595
2,000,000	SP-1+	Grandview 3.00% due 11/14/05	2,022,397
2,700,000	SP-1+	St. Louis 3.00% due 11/14/05	2,730,236
2,500,000	SP-1+	Webster Groves 3.00% due 11/14/05	2,527,996
5,600,000	MIG 1*	Missouri State Public Utility Community Revenue 2.75% due 10/1/05	5,643,672
5,615,000	A-1	St. Louis MO Industrial Development Authority Series B 1.67% VRDO	5,615,000

			32,659,095

Montana — 0.2%
3,925,000	NR†	Montana State Board EDR Farmers Union Central Project 1.75% VRDO	3,925,000

National — 1.7%
30,035,000	VMIG 1*	Clipper Tax Exempt Trust Certificate Partnership Series A FSA-Insured PART 1.79% VRDO	30,035,000

See Notes to Financial Statements.

19        Smith Barney Institutional Cash Management Fund, Inc.      |      2004 Semi-Annual Report

Schedules of Investments (unaudited) (continued)	November 30, 2004

MUNICIPAL PORTFOLIO

FACE AMOUNT	RATING(a)	SECURITY	VALUE
National — 1.7% (continued)
$ 6,980,000	NR†	Macon Trust Pooled Certificate Series 98A MBIA-Insured PART 1.82% VRDO	$6,980,000

			37,015,000

Nebraska — 1.2%
26,305,000	A-1+	Nebraska Student Loan Nebhelp Series B MBIA-Insured
		1.74% VRDO	26,305,000

New Hampshire — 0.1%
1,000,000	Aaa*	New Hampshire Bank MBIA-Insured 5.625% due 8/15/05	1,027,637

New Jersey — 1.2%
25,000,000	SP-1+	New Jersey State TRAN 3.00% due 6/24/05	25,208,081

New Mexico — 0.9%
8,710,000	A-1+	New Mexico Inc. Housing Authority Lease Region III Lease Purchase Program Class A 1.73% VRDO	8,710,000
3,105,000	VMIG 1*	New Mexico State Hospital Equipment Loan Council Rehoboth Mckinley Health 1.77% VRDO	3,105,000
7,625,000	A-1+	University of New Mexico University Revenue Series B 1.68% VRDO	7,625,000

			19,440,000

North Carolina — 4.1%
5,860,000	A-1	Buncombe County NC GO Series B 1.69% VRDO	5,860,000
2,600,000	A-1+	Mecklenburg County NC GO Series C 1.69% VRDO	2,600,000
		North Carolina Medical Care Commission:
28,650,000	A-1	Duke University 1.66% VRDO	28,650,000
4,300,000	A-1	St. Joseph Mission Hospital 1.74% VRDO	4,300,000
34,000,000	A-1+	North Carolina State GO Series D 1.67% VRDO	34,000,000
1,400,000	A-1+	Rowan County NC IDR PCFA Double Project 1.78% VRDO	1,400,000
10,000,000	A-1+	Wake County NC GO Series B 2.50% due 4/1/05	10,039,316

			86,849,316

Ohio — 2.4%
5,685,000	VMIG 1*	Akron Bath Copley OH Joint Hospital District Health Care Facilities Sumner Project 1.68% VRDO	5,685,000
7,000,000	VMIG 1*	Cincinnati OH Development Authority National Underground Rail Road Museum Series A 1.73% VRDO	7,000,000
5,500,000	A-1+	Ohio State Air Quality Development Authority Timken Project 1.67% VRDO	5,500,000
2,810,000	Aa2*	Ohio State Building Authority Administrative Building Project 2.00% due 4/1/05	2,815,974
		Ohio State Higher Education Facilities Revenue Ashland University Project:
8,900,000	VMIG 1*	1.70% VRDO	8,900,000
6,000,000	VMIG 1*	1.73% VRDO	6,000,000

See Notes to Financial Statements.

20        Smith Barney Institutional Cash Management Fund, Inc.      |      2004 Semi-Annual Report

Schedules of Investments (unaudited) (continued)	November 30, 2004

MUNICIPAL PORTFOLIO

FACE AMOUNT	RATING(a)	SECURITY	VALUE
Ohio — 2.4% (continued)
$14,300,000	A-1+	Ohio State Higher Education Facilities Case Western Reserve University 1.83% due 12/10/04 TECP	$14,300,000

			50,200,974

Oklahoma — 0.7%
14,815,000	A-1+	Oklahoma Water Reserve Board State Loan Program 1.58% due 4/1/05	14,815,000

Oregon — 0.7%
5,000,000	VMIG 1*	Oregon State Facility Episcopal School Project 1.72% VRDO	5,000,000
9,550,000	VMIG 1*	Salem OR Hospital Facilities Authority Capital Manor Inc. Project 1.74% VRDO	9,550,000

			14,550,000

Pennsylvania — 8.9%
2,905,000	NR†	Bucks County PA IDR Dunmore Corp. Project 1.85% VRDO	2,905,000
8,200,000	VMIG 1*	Dauphin County PA General Authority Pooled Financing Program Series II AMBAC-Insured 1.75% VRDO	8,200,000
2,560,000	VMIG 1*	Erie County PA Hospital Authority Senior Living Inc. Project 1.72% VRDO	2,560,000
16,250,000	A-1	Lancaster County PA Hospital Authority Revenue 1.68% VRDO	16,250,000
6,710,000	A-1	Lehigh County PA General Purpose Authority The Good Shepherd Group AMBAC-Insured 1.77% VRDO	6,710,000
1,435,000	NR†	Lehigh County PA IDR Impress Industrial Project Series A 1.85% VRDO	1,435,000
69,430,000	A-1+	New Garden PA General Authority Pooled Financing Program Series I AMBAC-Insured 1.75% VRDO	69,430,000
8,000,000	MIG 1*	North Wales PA Water Authority Rural Water Project 2.75% due 10/1/05	8,067,043
3,225,000	A-1	Philadelphia PA Hospital and Higher Education Facilities Authority Temple East Inc. Project Series B 1.69% VRDO	3,225,000
3,675,000	NR†	Philadelphia PA IDR Friends of Mast School Inc. Project 1.73% VRDO	3,675,000
25,420,000	A-1+	West Cornwall Township PA Bethlehem School District FSA-Insured 1.71% VRDO	25,420,000
29,050,000	A-1+	West Cornwall Township PA Municipal Authority Pennsylvania General Government Loan Program FSA-Insured 1.71% VRDO	29,050,000
11,400,000	A-1+	West Cornwall Township PA Series A FSA-Insured 1.71% VRDO	11,400,000

			188,327,043

See Notes to Financial Statements.

21        Smith Barney Institutional Cash Management Fund, Inc.      |      2004 Semi-Annual Report

Schedules of Investments (unaudited) (continued)	November 30, 2004

MUNICIPAL PORTFOLIO

FACE AMOUNT	RATING(a)	SECURITY	VALUE
Rhode Island — 0.1%
$ 2,950,000	A-1+	Rhode Island Health and Educational Building Corp. Educational Institution Paul Cuffee School 1.71% VRDO	$2,950,000

South Carolina — 1.2%
11,700,000	A-1	North Charleston SC Municipal Golf Course Mortgage Revenue 1.74% VRDO	11,700,000
100,000	NR†	South Carolina Education Facilities Authority Presbyterian College Project 1.68% VRDO	100,000
		South Carolina Jobs EDA:
2,650,000	A-1	Family YMCA Florence Project 1.73% VRDO	2,650,000
6,000,000	A-1+	Franco Manufacturing Co. Project 1.74% VRDO	6,000,000
1,000,000	NR†	Pickens County YMCA Project 1.74% VRDO	1,000,000
3,000,000	VMIG 1*	South Carolina State Public Service Authority MERLOT Series L MBIA-Insured PART 1.74% VRDO	3,000,000

			24,450,000

South Dakota — 0.2%
3,600,000	A1*	Watertown SD IDR Supervalue Inc. Project 1.78% VRDO	3,600,000

Tennessee — 2.8%
4,350,000	NR†	Dayton TN IDR La-Z-Boy Chair Co. Project 1.73% VRDO	4,350,000
10,000,000	A-1+	Franklin County Health & Education University of the South 1.68% VRDO	10,000,000
1,945,000	A-1+	Memphis TN GO Series A 1.71% VRDO	1,945,000
		Metropolitan Government Nashville and Davidson County TN GO:
7,500,000	VMIG 1*	1.68% VRDO	7,500,000
7,000,000	VMIG 1*	Munitops Series 1999-01 FGIC-Insured PART 1.71% VRDO	7,000,000
4,000,000	Aa1*	Rutherford County TN IDR Outboard Marine Project 1.72% VRDO	4,000,000
		Sevier County TN PBA Local Government Improvement AMBAC-Insured:
5,200,000	VMIG 1*	Series III-A-6 1.69% VRDO	5,200,000
6,795,000	VMIG 1*	Series III-G-1 1.69% VRDO	6,795,000
3,505,000	VMIG 1*	Series II E-6 1.69% VRDO	3,505,000
8,000,000	A-1+	Tennessee School Board Authority Series A 1.68% due 2/4/05 TECP	8,000,000

			58,295,000

Texas — 19.9%
7,670,000	A-1	Austin TX Utility System Series 498 FSA-Insured PART 1.71% VRDO	7,670,000
		Austin TX Wastewater PART:
15,590,000	A-1	MSTC Series 9009 FSA-Insured 1.73% VRDO	15,590,000
730,000	VMIG 1*	Munitops Series 2000-10 MBIA-Insured PART 1.71% VRDO	730,000
13,000,000	VMIG 1*	Barbers Hill TX ISD GO Munitops Series 1998-24 PSFG PART 1.71% VRDO	13,000,000

See Notes to Financial Statements.

22        Smith Barney Institutional Cash Management Fund, Inc.      |      2004 Semi-Annual Report

Schedules of Investments (unaudited) (continued)	November 30, 2004

MUNICIPAL PORTFOLIO

FACE AMOUNT	RATING(a)	SECURITY	VALUE
Texas — 19.9% (continued)
$17,000,000	A-1+	Brazos TX HBR IDC BASF Corp. Project 1.72% VRDO	$17,000,000
10,000,000	VMIG 1*	Comal TX ISD GO Munitops Series 1999-9 PSFG PART 1.71% VRDO	10,000,000
7,500,000	A-1+	Dallas Texas Area Rapid Transit Sr. Sub. 2001 1.85% due 1/24/05 TECP	7,500,000
19,903,000	A-1+	Dallas Texas Water & Sewer Services Series B 1.65% due 12/6/04 TECP	19,903,000
4,700,000	A-1+	Denton TX ISD GO Series B PSFG 1.55% due 8/15/05	4,700,000
15,000,000	A-1+	Garland TX GO Series 2002 1.20% due 12/6/04 TECP	15,000,000
		Grand Prairie TX ISD GO PSFG:
4,265,000	AAA	1.60% due 8/1/05	4,265,000
9,990,000	VMIG 1*	Munitops Series 2000-20 PART 1.33% due 1/12/05	9,990,000
		Gulf Coast Waste Disposal Authority TX BP Amoco Oil Project:
4,000,000	A-1+	1.40% due 3/1/05	4,000,000
3,280,000	AAA	1.50% due 1/15/05	3,280,497
		Harris County TX Flood Control District TECP:
4,525,000	P-1*	1.50% due 12/2/04	4,525,000
1,080,000	P-1*	1.70% due 12/2/04	1,080,000
6,100,000	A-1+	Harris County TX Sports Authority Special Revenue Series C MBIA-Insured 1.70% VRDO	6,100,000
		Harris County TX Toll Road Senior Lien Series E TECP:
3,400,000	A-1	1.80% due 2/7/05	3,400,000
1,500,000	A-1	1.85% due 2/7/05	1,500,000
9,225,000	A-1+	Hockley County TX IDC BP Amoco Project 1.40% due 3/1/05	9,225,000
		Houston TX GO TECP:
14,000,000	A-1+	Series A 1.90% due 2/16/05	14,000,000
3,000,000	A-1+	Series B 1.70% due 2/10/05	3,000,000
10,000,000	A-1	Series D 1.90% due 2/16/05	10,000,000
10,000,000	A-1+	Series E 1.85% due 1/13/05	10,000,000
5,000,000	VMIG 1*	Houston TX ISD GO Munitops Series 2000-11 PSFG PART 1.76% VRDO	5,000,000
7,965,000	A-1	Houston TX Water and Sewer Systems MERLOT Series A MBIA-Insured PART 1.74% VRDO	7,965,000
50,000,000	A-1+	Katy TX ISD GO 1.70% VRDO	50,000,000
5,500,000	VMIG 1*	Leander TX ISD GO Munitops Series 2002-16 PSFG PART 1.71% VRDO	5,500,000
10,000,000	A-1+	Lewisville TX ISD GO Series SGA 134 PSFG PART 1.72% VRDO	10,000,000
3,400,000	NR†	McAllen TX Health Facilities Development Corp. McAllen Associates 1.83% VRDO	3,400,000
505,000	NR†	North Central TX Health Facility Los Barrios Unidos Community 1.71% VRDO	505,000
10,130,000	A-1	Pflugerville TX ISD GO Series 565 PSFG PART 1.71% VRDO	10,130,000

See Notes to Financial Statements.

23        Smith Barney Institutional Cash Management Fund, Inc.      |      2004 Semi-Annual Report

Schedules of Investments (unaudited) (continued)	November 30, 2004

MUNICIPAL PORTFOLIO

FACE AMOUNT	RATING(a)	SECURITY	VALUE
Texas — 19.9% (continued)
$ 3,700,000	A-1+	Plano TX Health Facilities Presbyterian Health Care MBIA-Insured 1.84% due 1/10/05 TECP	$3,700,000
8,560,000	A-1+	Plano TX ISD GO PSFG 1.42% due 5/5/05	8,560,000
7,000,000	VMIG 1*	Richmond TX Higher Education Finance Bayou University of Houston AMBAC-Insured 1.71% VRDO	7,000,000
8,990,000	A-1	San Antonio TX Electric and Gas Revenue MSTC Series 9005 FSA-Insured PART 1.73% VRDO	8,990,000
14,390,000	A-1+	Texas Municipal Gas Corp. Reserve Series 98 FSA-Insured 1.68% VRDO	14,390,000
15,750,000	A-1+	Texas State Dept. Housing & Community Affairs FHLMC-Insured 1.68% VRDO	15,750,000
27,000,000	SP-1+	Texas State TRAN GO 3.00% due 8/31/05	27,268,152
40,000,000	VMIG 1*	Tyler TX Health Facilities Development Corp. Mother Frances Hospital Series B 1.69% VRDO	40,000,000
3,000,000	A-1+	University of North Texas Series SGA 146 FSA-Insured PART 1.72% VRDO	3,000,000
5,265,000	A-1+	Yoakum County TX IDC PCR BP Amoco Project 1.80% due 5/1/05	5,265,000

			421,881,649

Utah — 0.3%
2,000,000	A-1+	Intermountain Power Agency 1.79% due 12/15/04 TECP	2,000,000
5,100,000	A-1+	Utah County UT Heritage Schools Project Series A 1.73% VRDO	5,100,000

			7,100,000

Virginia — 0.8%
9,500,000	A-1	Alexandria VA IDR Institute for Defense Series B AMBAC-Insured 1.77% VRDO	9,500,000
7,910,000	A-1	Arlington VA GO PART 1.69% due 4/1/05	7,910,000

			17,410,000

Washington — 1.9%
2,000,000	NR†	Bremerton WA Kitsap Regional Conference Center 1.74% VRDO	2,000,000
2,270,000	VMIG 1*	Central Puget Sound WA Regional Transit Authority Series 360 FGIC-Insured PART 1.73% VRDO	2,270,000
3,200,000	A-1+	Everett WA IDC Exempt Facilities Kimberly-Clark Corp. Project 1.74% VRDO	3,200,000
1,000,000	AAA	Seattle WA GO Series B 5.00% due 12/1/04	1,000,000
2,610,000	AAA	Washington State COP Dept. of Personnel MBIA-Insured 3.00% due 7/1/05	2,629,451
		Washington State Health Care Authority:
19,700,000	A-1+	Catholic Health Initiatives Series B 1.69% VRDO	19,700,000
3,900,000	VMIG 1*	National Healthcare 1.68% VRDO	3,900,000

See Notes to Financial Statements.

24        Smith Barney Institutional Cash Management Fund, Inc.      |      2004 Semi-Annual Report

Schedules of Investments (unaudited) (continued)	November 30, 2004

MUNICIPAL PORTFOLIO

FACE AMOUNT	RATING(a)	SECURITY	VALUE
Washington — 1.9% (continued)
		Washington State HFC:
$ 2,000,000	A-1+	Overlake School Project 1.69% VRDO	$2,000,000
2,725,000	NR†	United Way King County Project 1.74% VRDO	2,725,000

			39,424,451

Wisconsin — 1.1%
6,500,000	A-1+	University WI Hospital and Clinic Authority 1.67% VRDO	6,500,000
		Wisconsin State GO Series 97A TECP:
1,384,000	A-1	1.83% due 1/11/05	1,384,000
10,630,000	A-1+	1.86% due 2/1/05	10,630,000
3,900,000	A-1+	Wisconsin State HEFA Northland College 1.69% VRDO	3,900,000

			22,414,000

		TOTAL INVESTMENTS — 99.8% (Cost — $2,113,114,333**)	2,113,114,333
		Other Assets in Excess of Liabilities — 0.2%	4,962,712

		TOTAL NET ASSETS — 100.0%	$2,118,077,045

(a)	All ratings are by Standard & Poor’s Ratings Service (“Standard & Poor’s”), except for those which are identified by an asterisk (*), are rated by Moody’s Investors Service, Inc. (“Moody’s”).
†	Security has not been rated by either Standard & Poor’s or Moody’s. However, the manager has determined this security to be considered as a first tier quality issue due to enhancement features; such as insurance and/or an irrevocable letter of credit.
**	Aggregate cost for federal income tax purposes is substantially the same.

See pages 26 and 27 for definitions of ratings and certain abbreviations.

Summary of Investments By Sector***
General Obligation	22.2%
Hospital	14.8
Education	12.5
Water and Sewer	8.1
Industrial Development Revenue	6.8
Finance	6.7
Transportation	5.0
Utilities	4.6
Pollution Control Revenue	2.8
Multi-Family Housing	2.7
Other	13.8

100.0%

***	As a percentage of total investments. Please note that Fund holdings are as of November 30, 2004 and are subject to change.

See Notes to Financial Statements.

25        Smith Barney Institutional Cash Management Fund, Inc.      |      2004 Semi-Annual Report

Bond Ratings (unaudited)

The definitions of the applicable rating symbols are set forth below:

Standard & Poor’s Ratings Service (“Standard & Poor’s”) — Ratings from “AA” to “BBB” may be modified by the addition of a plus (+) or a minus (-) sign to show relative standings within the major rating categories.

AAA	— Bonds rated “AAA” have the highest rating assigned by Standard & Poor’s. Capacity to pay interest and repay principal is extremely strong.
AA	— Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differs from the highest rated issue only in a small degree.
A

—  Bonds rated “A” have a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB

—  Bonds rated “BBB” are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.

Moody’s Investors Service (“Moody’s”) — Numerical modifiers 1, 2, and 3 may be applied to generic rating “A”, where 1 is the highest and 3 the lowest rating within its generic category.

Aaa

—  Bonds rated “Aaa” are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edge.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa

—  Bonds rated “Aa” are judged to be of high quality by all standards. Together with the “Aaa” group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in “Aaa” securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in “Aaa” securities.

A

—  Bonds rated “A” possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.

NR	— Indicates that the bond is not rated by Moody’s or Standard & Poor’s.

Short-Term Security Ratings (unaudited)

SP-1

—  Standard & Poor’s highest rating indicating very strong or strong capacity to pay principal and interest; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

SP-2	— Standard & Poor’s rating indicating satisfactory capacity to pay principal and interest.
A-1

—  Standard & Poor’s highest commercial paper and variable-rate demand obligation (“VRDO’’) rating indicating that the degree of safety regarding timely payment is either overwhelming or very strong; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

VMIG 1	— Moody’s highest rating for issues having a demand feature — VRDO.
MIG 1	— Moody’s highest rating for short-term municipal obligations.
P-1	— Moody’s highest rating for commercial paper and for VRDO prior to the advent of the VMIG 1 rating.
F-1

—  Fitch Rating’s highest rating indicating that the degree of safety regarding timely payment is either overwhelming or very strong; those issues determined to posses overwhelming safety characteristics are denoted with a plus (+) sign.

26       Smith Barney Institutional Cash Management Fund, Inc.      |      2004 Semi-Annual Report

Abbreviations* (unaudited)

AMBAC	— American Municipal Bond Assurance Indemnity Corporation
BAN	— Bond Anticipation Notes
CDA	— Community Development Administration
COP	— Certificate of Participation
DFA	— Development Finance Authority
EDA	— Economic Development Authority
EDB	— Economic Development Board
EDC	— Economic Development Corporation
EDR	— Economic Development Revenue
EFA	— Educational Facilities Authority
EMCP	— Extended Municipal Commercial Paper
ETM	— Escrowed to Maturity
FGIC	— Financial Guaranty Insurance Company
FHLMC	— Federal Home Loan Mortgage Corporation
FNMA	— Federal National Mortgage Association
FRTC	— Floating Rate Trust Certificates
FSA	— Federal Security Assurance
GO	— General Obligation
HDA	— Housing Development Authority
HEFA	— Health and Educational Facilities Authority
HEHF	— Health Education and Housing Facilities
HFA	— Housing Finance Authority
HFC	— Housing Finance Commission
HFD	— Housing Finance and Development
IDA	— Industrial Development Authority
IDB	— Industrial Development Board

IDC	— Industrial Development Corporation
IDR	— Industrial Development Revenue
ISD	— Independent School District
MBIA	— Municipal Bond Investors Assurance Corporation
MERLOT	— Municipal Exempt Receipts Liquidity Optional Tender
MFH	— Multi-Family Housing
MSTC	— Municipal Security Trust Certificate
MTA	— Metropolitan Transportation Authority
PART	— Partnership Structure
PBA	— Public Building Authority
PCFA	— Pollution Control Finance Authority
PCR	— Pollution Control Revenue
PFA	— Public Facilities Authority
PSFG	— Permanent School Fund Guaranteed
RAN	— Revenue Anticipation Notes
RAW	— Revenue Anticipation Warrants
RDA	— Redevelopment Agency
STEM	— Short-Term Extendable Maturity
TAN	— Tax Anticipation Notes
TECP	— Tax-Exempt Commercial Paper
TFA	— Transitional Finance Authority
TOB	— Tender Option Bonds
TRAN	— Tax and Revenue Anticipation Notes
USD	— United School District
VHA	— Veterans Housing Authority
VRDO	— Variable-Rate Demand Obligation
XLCA	— XL Capital Assurance Inc.

*	Abbreviations may or may not appear in the schedules of investments.

27       Smith Barney Institutional Cash Management Fund, Inc.      |      2004 Semi-Annual Report

Statements of Assets and Liabilities (unaudited)	November 30, 2004

	Cash Portfolio	Government Portfolio	Municipal Portfolio
ASSETS:
Investments, at amortized cost	$3,248,760,604	$522,249,514	$2,113,114,333
Cash	944	27	—
Interest receivable	5,178,689	313,470	5,449,096
Prepaid expenses	132,876	75,761	97,932

Total Assets	3,254,073,113	522,638,772	2,118,661,361

LIABILITIES:
Management fees payable	528,489	75,020	327,135
Payable for securities purchased	298,836	—	—
Dividends payable	133,756	8,693	5,580
Due to custodian	—	—	190,091
Accrued expenses	237,386	951	61,510

Total Liabilities	1,198,467	84,664	584,316

Total Net Assets	$3,252,874,646	$522,554,108	$2,118,077,045

NET ASSETS:
Capital stock ($0.00001 par value, 25 billion shares authorized for each fund)	$32,528	$5,226	$21,179
Capital paid in excess of par value	3,252,775,599	522,559,270	2,118,046,834
Undistributed net investment income	67,004	16,614	—
Accumulated net realized gain (loss) from investment transactions	(485)	(27,002)	9,032

Total Net Assets	$3,252,874,646	$522,554,108	$2,118,077,045

Shares Outstanding	3,252,808,127	522,564,496	2,117,872,281

Net Asset Value	$1.00	$1.00	$1.00

See Notes to Financial Statements.

28        Smith Barney Institutional Cash Management Fund, Inc.      |      2004 Semi-Annual Report

Statements of Operations (unaudited)

For the Six Months Ended November 30, 2004

	Cash Portfolio	Government Portfolio	Municipal Portfolio
INVESTMENT INCOME:
Interest	$26,217,940	$6,823,865	$12,836,171

EXPENSES:
Management fees (Note 2)	4,511,011	1,277,497	2,544,109
Transfer agency services (Note 2)	349,530	69,135	183,000
Custody	85,269	19,138	51,789
Shareholder communications	26,072	2,570	4,484
Registration fees	25,606	8,956	48,548
Audit and legal	20,657	18,646	14,190
Directors’ fees	14,640	5,572	6,518
Other	20,057	13,516	7,519

Total Expenses	5,052,842	1,415,030	2,860,157
Less: Management fee waiver (Notes 2 and 5)	(1,440,537)	(352,891)	(754,571)

Net Expenses	3,612,305	1,062,139	2,105,586

Net Investment Income	22,605,635	5,761,726	10,730,585

Net Realized Gain (Loss) From Investment Transactions	(485)	(27,002)	16,153

Increase in Net Assets From Operations	$22,605,150	$5,734,724	$10,746,738

See Notes to Financial Statements.

29        Smith Barney Institutional Cash Management Fund, Inc.      |      2004 Semi-Annual Report

Statements of Changes in Net Assets

For the Six Months Ended November 30, 2004 (unaudited)

and the Year Ended May 31, 2004

Cash Portfolio	November 30	May 31
OPERATIONS:
Net investment income	$22,605,635	$34,264,110
Net realized gain (loss)	(485)	18,109

Increase in Net Assets From Operations	22,605,150	34,282,219

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM (NOTE 1):
Net investment income	(22,605,635)	(34,246,001)
Net realized gains	—	(18,109)

Decrease in Net Assets From Dividends and Distributions to Shareholders	(22,605,635)	(34,264,110)

FUND SHARE TRANSACTIONS (NOTE 3):
Net proceeds from sale of shares	3,956,134,701	9,485,486,529
Net asset value of shares issued for reinvestment of dividends and distributions	21,779,963	32,612,702
Cost of shares reacquired	(4,219,792,712)	(9,992,022,082)

Decrease in Net Assets From Fund Share Transactions	(241,878,048)	(473,922,851)

Decrease in Net Assets	(241,878,533)	(473,904,742)
NET ASSETS:
Beginning of period	3,494,753,179	3,968,657,921

End of period*	$3,252,874,646	$3,494,753,179

* Includes undistributed net investment income of:	$67,004	$67,004

See Notes to Financial Statements.

30        Smith Barney Institutional Cash Management Fund, Inc.      |      2004 Semi-Annual Report

Statements of Changes in Net Assets (continued)

For the Six Months Ended November 30, 2004 (unaudited)

and the Year Ended May 31, 2004

Government Portfolio	November 30	May 31
OPERATIONS:
Net investment income	$5,761,726	$5,322,433
Net realized gain (loss)	(27,002)	14,015

Increase in Net Assets From Operations	5,734,724	5,336,448

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM (NOTE 1):
Net investment income	(5,761,726)	(5,308,418)
Net realized gains	—	(14,015)

Decrease in Net Assets From Dividends and Distributions to Shareholders	(5,761,726)	(5,322,433)

FUND SHARE TRANSACTIONS (NOTE 3):
Net proceeds from sale of shares	957,882,922	2,621,240,613
Net asset value of shares issued for reinvestment of dividends and distributions	5,642,489	5,240,258
Cost of shares reacquired	(1,624,775,146)	(2,069,967,848)

Increase (Decrease) in Net Assets From Fund Share Transactions	(661,249,735)	556,513,023

Increase (Decrease) in Net Assets	(661,276,737)	556,527,038
NET ASSETS:
Beginning of period	1,183,830,845	627,303,807

End of period*	$522,554,108	$1,183,830,845

* Includes undistributed net investment income of:	$16,614	$16,614

See Notes to Financial Statements.

31        Smith Barney Institutional Cash Management Fund, Inc.      |      2004 Semi-Annual Report

Statements of Changes in Net Assets (continued)

For the Six Months Ended November 30, 2004 (unaudited)

and the Year Ended May 31, 2004

Municipal Portfolio	November 30	May 31
OPERATIONS:
Net investment income	$10,730,585	$16,865,482
Net realized gain (loss)	16,153	(7,121)

Increase in Net Assets From Operations	10,746,738	16,858,361

DIVIDENDS TO SHAREHOLDERS FROM (NOTE 1):
Net investment income	(10,730,585)	(16,865,482)

Decrease in Net Assets From Dividends to Shareholders	(10,730,585)	(16,865,482)

FUND SHARE TRANSACTIONS (NOTE 3):
Net proceeds from sale of shares	2,828,886,804	6,235,516,735
Net asset value of shares issued for reinvestment of dividends	10,397,667	16,076,716
Cost of shares reacquired	(2,605,055,648)	(6,300,123,163)

Increase (Decrease) in Net Assets From Fund Share Transactions	234,228,823	(48,529,712)

Increase (Decrease) in Net Assets	234,244,976	(48,536,833)
NET ASSETS:
Beginning of period	1,883,832,069	1,932,368,902

End of period	$2,118,077,045	$1,883,832,069

See Notes to Financial Statements.

32        Smith Barney Institutional Cash Management Fund, Inc.      |      2004 Semi-Annual Report

Financial Highlights

For a share of capital stock outstanding throughout each year or period ended May 31, unless otherwise noted:

	Class A Shares
Cash Portfolio	2004(1)		2004	2003	2002	2001	2000(2)
Net Asset Value, Beginning of Period	$ 1.00		$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Net investment income	0.007		0.009	0.014	0.026	0.060	0.055
Distributions from net investment income	(0.007)		(0.009)	(0.014)	(0.026)	(0.060)	(0.055)
Distributions from net realized gains	—		(0.000)*	(0.000)*	(0.000)*	(0.000)*	(0.000)*

Net Asset Value, End of Period	$ 1.00		$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Total Return(3)	0.68	%‡	0.91%	1.42%	2.59%	6.13%	5.60%

Net Assets, End of Period (millions)	$3,253		$3,495	$3,969	$3,593	$5,117	$1,918

Ratios to Average Net Assets:
Expenses(4)(5)	0.22	%†	0.23%	0.23%	0.23%	0.23%	0.23%
Net investment income	1.35	†	0.91	1.40	2.53	5.85	5.56

(1)	For the six months ended November 30, 2004 (unaudited).
(2)	Per share amounts have been calculated using the monthly average shares method.
(3)	Performance figures may reflect fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of fee waivers and/or expense reimbursements, the total return would be reduced.
(4)	The manager waived all or a portion of its management fee for the six months ended November 30, 2004 and the years ended May 31, 2004, 2003, 2002, 2001 and 2000. If such fees were not waived, the actual expense ratios would have been 0.30% (annualized), 0.30%, 0.29%, 0.31%, 0.33% and 0.29%, respectively.
(5)	As a result of a voluntary expense limitation, the ratio of expenses to average net assets of the Fund will not exceed 0.23%.
*	Amount represents less than $0.001 per share.
‡	Total return is not annualized, as it may not be representative of the total return for the year.
†	Annualized.

See Notes to Financial Statements.

33       Smith Barney Institutional Cash Management Fund, Inc.      |      2004 Semi-Annual Report

Financial Highlights (continued)

For a share of capital stock outstanding throughout each year or period ended May 31, unless otherwise noted:

	Class A Shares
Government Portfolio	2004(1)		2004(2)	2003	2002	2001	2000(2)
Net Asset Value, Beginning of Period	$ 1.00		$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Net investment income	0.006		0.009	0.013	0.024	0.058	0.053
Distributions from net investment income	(0.006)		(0.009)	(0.013)	(0.024)	(0.058)	(0.053)
Distributions from net realized gains	—		(0.000)*	(0.000)*	(0.000)*	(0.000)*	—

Net Asset Value, End of Period	$ 1.00		$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Total Return(3)	0.65	%‡	0.86%	1.31%	2.42%	5.96%	5.41%

Net Assets, End of Period (millions)	$523		$1,184	$627	$564	$367	$134

Ratios to Average Net Assets:
Expenses(4)(5)	0.22	%†	0.23%	0.23%	0.23%	0.23%	0.23%
Net investment income	1.22	†	0.86	1.30	2.18	5.65	5.26

(1)	For the six months ended November 30, 2004 (unaudited).
(2)	Per share amounts have been calculated using the monthly average shares method.
(3)	Performance figures may reflect fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of fee waivers and/or expense reimbursements, the total return would be reduced.
(4)	The manager waived all or a portion of its management fee for the six months ended November 30, 2004 and the years ended May 31, 2004, 2003, 2002, 2001 and 2000. If such fees were not waived, the actual expense ratios would have been 0.30% (annualized), 0.32%, 0.35%, 0.32%, 0.38% and 0.32%, respectively.
(5)	As a result of a voluntary expense limitation, the ratio of expenses to average net assets of the Fund will not exceed 0.23%.
*	Amount represents less than $0.001 per share.
‡	Total return is not annualized, as it may not be representative of the total return for the year.
†	Annualized.

See Notes to Financial Statements.

34        Smith Barney Institutional Cash Management Fund, Inc.      |      2004 Semi-Annual Report

Financial Highlights (continued)

For a share of capital stock outstanding throughout each year or period ended May 31, unless otherwise noted:

	Class A Shares
Municipal Portfolio	2004(1)		2004	2003	2002	2001	2000(2)
Net Asset Value, Beginning of Period	$ 1.00		$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Net investment income	0.006		0.008	0.012	0.019	0.038	0.034
Distributions from net investment income	(0.006)		(0.008)	(0.012)	(0.019)	(0.038)	(0.034)
Distributions from net realized gains	—		—	—	—	—	(0.000)*

Net Asset Value, End of Period	$ 1.00		$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00

Total Return(3)	0.57	%‡	0.81%	1.18%	1.86%	3.83%	3.48%

Net Assets, End of Period (millions)	$2,118		$1,884	$1,932	$1,434	$908	$82

Ratios to Average Net Assets:
Expenses(4)(5)	0.22	%†	0.23%	0.23%	0.23%	0.23%	0.23%
Net investment income	1.14	†	0.81	1.16	1.76	3.63	3.35

(1)	For the six months ended November 30, 2004 (unaudited).
(2)	Per share amounts have been calculated using the monthly average shares method.
(3)	Performance figures may reflect fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of fee waivers and/or expense reimbursements, the total return would be reduced.
(4)	The manager waived all or a portion of its management fee for the six months ended November 30, 2004 and the years ended May 31, 2004, 2003, 2002, 2001 and 2000. If such fees were not waived, the actual expense ratios would have been 0.30% (annualized), 0.30%, 0.32%, 0.32%, 0.35% and 0.34%, respectively.
(5)	As a result of a voluntary expense limitation, the ratio of expenses to average net assets of the Fund will not exceed 0.23%.
*	Amount represents less than $0.001 per share.
‡	Total return is not annualized, as it may not be representative of the total return for the year.
†	Annualized.

See Notes to Financial Statements.

35       Smith Barney Institutional Cash Management Fund, Inc.      |      2004 Semi-Annual Report

Notes to Financial Statements (unaudited)

1.	Organization and Significant Accounting Policies

Smith Barney Institutional Cash Management Fund, Inc. (“Company”), a Maryland corporation, is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Company consists of three separate diversified investment funds (“Funds”): Cash Portfolio, Government Portfolio and Municipal Portfolio.

The following are significant accounting policies consistently followed by the Funds and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.

(a) Investment Valuation. The Funds use the amortized cost method for valuing investments; accordingly, the cost of securities plus accreted discount, or minus amortized premium, approximates value.

(b) Repurchase Agreements. When entering into repurchase agreements, it is the Funds’ policy that a custodian takes possession of the underlying collateral securities, the value of which at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Funds may be delayed or limited.

(c) Security Transactions and Investment Income. Security transactions are accounted for on a trade date basis. Interest income is recorded on the accrual basis. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes.

(d) Dividends, Exempt-Interest Dividends and Other Distributions. Dividends on the shares of the Funds are declared each business day to shareholders of record that day, and are paid on the last business day of the month. Distributions of net realized gains to shareholders of the Funds, if any, are

36       Smith Barney Institutional Cash Management Fund, Inc.      |      2004 Semi-Annual Report

Notes to Financial Statements (unaudited) (continued)

taxable, and are declared at least annually. Dividends and distributions to shareholders of the Funds are recorded on the ex-dividend date and are determined in accordance with income tax regulations which may differ from GAAP. Furthermore, Municipal Portfolio intends to satisfy conditions that will enable interest from municipal securities, which are exempt from federal income tax and from certain state income taxes, to retain such status when distributed to its shareholders.

(e) Federal and Other Taxes. It is the Funds’ policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. Accordingly, the Funds intend to distribute substantially all of their taxable income and net realized gains on investments, if any, to shareholders each year. Therefore, no federal income tax provision is required.

(f) Reclassification. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset values per share.

2.	Management Agreement and Other Transactions with Affiliates

Smith Barney Fund Management LLC (“SBFM”), an indirect wholly-owned subsidiary of Citigroup Inc. (“Citigroup”), acts as investment manager to the Funds. As compensation for its services, each Fund pays SBFM a management fee calculated at an annual rate of 0.27% of the average daily net assets of each Fund, respectively. This fee is calculated daily and paid monthly.

During the six months ended November 30, 2004, the Funds had voluntary expense limitations in place of 0.23% for each Fund. These expense limitations can be terminated at any time by SBFM on 14 days prior notice to shareholders.

During the six months ended November 30, 2004, SBFM waived a portion of its management fees amounting to $1,440,537, $352,891 and $754,571 for Cash, Government and Municipal Portfolios, respectively.

Citicorp Trust Bank, fsb. (“CTB”), another subsidiary of Citigroup, acts as the Funds’ transfer agent and PFPC Inc. (“PFPC”) acts as the Funds’ sub-transfer

37       Smith Barney Institutional Cash Management Fund, Inc.      |      2004 Semi-Annual Report

Notes to Financial Statements (unaudited) (continued)

agent. CTB receives account fees and asset-based fees that vary according to the size and type of account. PFPC is responsible for shareholder recordkeeping and financial processing for all shareholder accounts and is paid by CTB. For the six months ended November 30, 2004, the Cash, Government and Municipal Portfolios paid transfer agent fees of $291,576, $82,574 and $164,456, respectively, to CTB.

Citigroup Global Markets Inc. (“CGM”), another indirect wholly-owned subsidiary of Citigroup, acts as the Funds’ distributor.

Pursuant to a Shareholder Services Plan and related Servicing Agreement, each Fund pays a service fee with respect to its Class B shares calculated at an annual rate of 0.25% of the average daily net assets of the Class B shares. For the six months ended November 30, 2004, there were no service fees incurred.

All officers and one Director of the Company are employees of Citigroup or its affiliates and do not receive compensation from the Company.

3.	Capital Shares

At November 30, 2004, the Company had 75,000,000,000 shares of capital stock authorized with a par value of $0.00001 per share. The Company has the ability to issue multiple classes of shares within the Funds. Each share of a class would represent an identical interest and have the same rights, except that each class would bear certain direct expenses, including those specifically related to the distribution of its shares.

Transactions in shares of each class, each at $1.00, were as follows:

	Six Months Ended November 30, 2004	Year Ended May 31, 2004
Cash Portfolio
Shares sold	3,956,134,701	9,485,486,529
Shares issued on reinvestment	21,779,963	32,612,702
Shares reacquired	(4,219,792,712)	(9,992,022,082)

Net Decrease	(241,878,048)	(473,922,851)

Government Portfolio
Shares sold	957,882,922	2,621,240,613
Shares issued on reinvestment	5,642,489	5,240,258
Shares reacquired	(1,624,775,146)	(2,069,967,848)

Net Increase (Decrease)	(661,249,735)	556,513,023

38       Smith Barney Institutional Cash Management Fund, Inc.      |      2004 Semi-Annual Report

Notes to Financial Statements (unaudited) (continued)

	Six Months Ended November 30, 2004	Year Ended May 31, 2004
Municipal Portfolio
Shares sold	2,828,886,804	6,235,516,735
Shares issued on reinvestment	10,397,667	16,076,716
Shares reacquired	(2,605,055,648)	(6,300,123,163)

Net Increase (Decrease)	234,228,823	(48,529,712)

4.	Capital Loss Carryforward

On May 31, 2004, Municipal Portfolio had, for federal income tax purposes, a capital loss carryforward of approximately $7,000, which expires in 2012. This amount will be available to offset any future taxable capital gains.

5.	Additional Information

In connection with an investigation previously disclosed by Citigroup, the Staff of the Securities and Exchange Commission (“SEC”) has notified Citigroup Asset Management (“CAM”), the Citigroup business unit that includes the funds’ investment manager and other investment advisory companies; Citicorp Trust Bank (“CTB”), an affiliate of CAM; Thomas W. Jones, the former CEO of CAM; and three other individuals, one of whom is an employee and two of whom are former employees of CAM, that the SEC Staff is considering recommending a civil injunctive action and/or an administrative proceeding against each of them relating to the creation and operation of an internal transfer agent unit to serve various CAM-managed funds.

In 1999, CTB entered the transfer agent business. CTB hired an unaffiliated subcontractor to perform some of the transfer agent services. The subcontractor, in exchange, had signed a separate agreement with CAM in 1998 that guaranteed investment management revenue to CAM and investment banking revenue to a CAM affiliate. The subcontractor’s business was later taken over by PFPC Inc., and at that time the revenue guarantee was eliminated and a one-time payment was made by the subcontractor to a CAM affiliate.

CAM did not disclose the revenue guarantee when the boards of various CAM-managed funds hired CTB as transfer agent. Nor did CAM disclose to the boards of the various CAM-managed funds the one-time payment received by the CAM affiliate when it was made. As previously disclosed, CAM has already paid the applicable funds, primarily through fee waivers, a total of approximately $17 million (plus interest), which is the amount of the revenue received by Citigroup relating to the revenue guarantee.

39       Smith Barney Institutional Cash Management Fund, Inc.      |      2004 Semi-Annual Report

Notes to Financial Statements (unaudited) (continued)

In addition, the SEC Staff has indicated that it is considering recommending action based on the adequacy of the disclosures made to the fund boards that approved the transfer agency arrangement, CAM’s initiation and operation of, and compensation for, the transfer agent business and CAM’s retention of, and agreements with, the subcontractor.

Citigroup is cooperating fully in the SEC’s investigation and is seeking to resolve the matter in discussions with the SEC Staff. On January 20, 2005, Citigroup stated that it had established an aggregate reserve of $196 million ($25 million in the third quarter of 2004 and $171 million in the fourth quarter of 2004) related to its discussions with the SEC Staff. Settlement negotiations are on going and any settlement of this matter with the SEC will require approval by the Citigroup Board and acceptance by the Commission.

Unless and until any settlement is consummated, there can be no assurance that any amount reserved by Citigroup will be distributed. Nor is there at this time any certainty as to how the proceeds of any settlement would be distributed, to whom any such distribution would be made, the methodology by which such distribution would be allocated, and when such distribution would be made.

Although there can be no assurance, Citigroup does not believe that this matter will have a material adverse effect on the Funds.

6.	Legal Matters

Beginning in June 2004, class action lawsuits alleging violations of the federal securities laws were filed against Citigroup Global Markets Inc. (the “Distributor”) and a number of its affiliates, including Smith Barney Fund Management LLC and Salomon Brothers Asset Management Inc (the “Advisers”), substantially all of the mutual funds managed by the Advisers, including the Funds (the “Funds”), and directors or trustees of the Funds (collectively, the “Defendants”). The complaints alleged, among other things, that the Distributor created various undisclosed incentives for its brokers to sell Smith Barney and Salomon Brothers funds. In addition, according to the complaints, the Advisers caused the Funds to pay excessive brokerage commissions to the Distributor for steering clients towards proprietary funds. The complaints also alleged that the defendants breached their fiduciary duty to the Funds by improperly charging Rule 12b-1 fees and by drawing on fund assets to make undisclosed payments of soft dollars and excessive brokerage commissions. The

40       Smith Barney Institutional Cash Management Fund, Inc.      |      2004 Semi-Annual Report

Notes to Financial Statements (unaudited) (continued)

complaints also alleged that the Funds failed to adequately disclose certain of the allegedly wrongful conduct. The complaints sought injunctive relief and compensatory and punitive damages, rescission of the Funds’ contracts with the Advisers, recovery of all fees paid to the Advisers pursuant to such contracts and an award of attorneys’ fees and litigation expenses.

On December 15, 2004, a consolidated amended complaint (the “Complaint”) was filed alleging substantially similar causes of action. While the lawsuit is in its earliest stages, to the extent that the Complaint purports to state causes of action against the Funds, Citigroup Asset Management believes the Funds have significant defenses to such allegations, which the Funds intend to vigorously assert in responding to the Complaint.

Additional lawsuits arising out of these circumstances and presenting similar allegations and requests for relief may be filed against the Defendants in the future.

As of the date of this report, Citigroup Asset Management and the Funds believe that the resolution of the pending lawsuit will not have a material effect on the financial position or results of operations of the Funds or the ability of the Advisers and their affiliates to continue to render services to the Funds under their respective contracts.

41       Smith Barney Institutional Cash Management Fund, Inc.      |      2004 Semi-Annual Report

SMITH BARNEY

INSTITUTIONAL CASH MANAGEMENT FUND, INC.

DIRECTORS

Paul R. Ades

Dwight B. Crane

R. Jay Gerken, CFA

    Chairman

Frank G. Hubbard

Jerome H. Miller

Ken Miller

OFFICERS

R. Jay Gerken, CFA

President and Chief Executive Officer

Andrew B. Shoup

Senior Vice President

and Chief Administrative
Officer

Kaprel Ozsolak
Chief Financial Officer
and Treasurer

Julie P. Callahan, CFA

Vice President and

Investment Officer

Joseph P. Deane

Vice President and

Investment Officer

Martin R. Hanley

Vice President and

Investment Officer

OFFICERS (continued)

Andrew Beagley

Chief Anti-Money Laundering Compliance
Officer and Chief
Compliance Officer

Robert I. Frenkel

Secretary and
Chief Legal Officer

INVESTMENT MANAGER

Smith Barney Fund
Management LLC

DISTRIBUTOR

Citigroup Global Markets, Inc.

CUSTODIAN

State Street Bank and
Trust Company

TRANSFER AGENT

Citicorp Trust Bank, fsb.

125 Broad Street, 11th Floor

New York, New York 10004

SUB-TRANSFER AGENT

PFPC Inc.

P.O. Box 9699

Providence, Rhode Island

02940-9699

Smith Barney Institutional Cash Management Fund, Inc.

Cash Portfolio

Government Portfolio

Municipal Portfolio

The Funds are separate investment funds of Smith Barney Institutional Cash Management Fund, Inc., a Maryland corporation.

The Funds file their complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the Commission’s website at www.sec.gov. The Funds’ Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. To obtain information on Form N-Q from the Funds, shareholders can call 1-800-451-2010.

Information on how the Funds voted proxies relating to portfolio securities during the 12-month period ended June 30, 2004 and a description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available (1) without charge, upon request, by calling 1-800-451-2010, (2) on the Funds’ website at www.citigroupAM.com and (3) on the SEC’s website at www.sec.gov.

This report is submitted for the general information of the shareholders of Smith Barney Institutional Cash Management Fund, Inc., and is not for use with the general public.

SMITH BARNEY INSTITUTIONAL CASH

MANAGEMENT FUND, INC.

Smith Barney Mutual Funds

125 Broad Street

10th Floor, MF-2

New York, New York 10004

This report must be preceded or accompanied by a free prospectus. Investors should consider the fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the fund. Please read the prospectus carefully before investing.

©2004 Citigroup Global Markets Inc.

Member NASD, SIPC

FD02673 1/05	04-7628

ITEM 2.	CODE OF ETHICS.

Not Applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not Applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	[RESERVED]

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	[RESERVED]

ITEM 9.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 10.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a - 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal half-year (the registrant’s second fiscal half-year in the case of an annual report) that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 11.	EXHIBITS.

(a)	Not applicable.

(b)	Attached hereto.

Exhibit 99.CERT	Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002

Exhibit 99.906CERT	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Smith Barney Institutional Cash Management Fund, Inc.

By:	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer of
Smith Barney Institutional Cash Management Fund, Inc.

Date:	February 4, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer of
Smith Barney Institutional Cash Management Fund, Inc.

Date:	February 4, 2005

By:	/s/ Kaprel Ozsolak
Kaprel Ozsolak
Chief Financial Officer of
Smith Barney Institutional Cash Management Fund, Inc.

Date:	February 4, 2005